OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Other Investments [Abstract]
Disclosure of detailed information about investments [Table Text Block]
	December 31	December 31
	2019	2018

Investment in marketable securities, at cost	$41	$41
Unrealized gain (loss) on marketable securities	28	47
	$69	$88